Other Financial Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Other Financial Obligations
Schedule of other financial obligations
	2016 MCh$	2017 MCh$
Other Chilean obligations	149,603	104,665
Public sector obligations	36,596	32,498

Total	186,199	137,163